Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of changes in loans outstanding to related parties
	December 31,
	2013	2012	2011
	(In thousands)
Balance, beginning of year	$5,260	$5,098	$5,315
Additional loans	13,775	3,769	218
Repayments and changes in status	(11,689)	(3,607)	(435)
Balance, end of year	$7,346	$5,260	$5,098